Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 10,382	$ 13,519
Short term bank deposits		16,207	26,374
Restricted cash		74	77
Other receivables and prepaid expenses		1,042	1,766
Total current assets		27,705	41,736
Non-current assets
Long term prepaid expenses		646	733
Property and equipment, net		338	367
Operating lease right-of-use assets		160	227
Total non-current assets		1,144	1,327
Total assets		28,849	43,063
Current liabilities
Trade payables		2,347	1,688
Accrued expenses		2,503	3,378
Employee and related expenses		1,867	1,560
Operating lease liabilities		108	123
Total current liabilities		6,825	6,749
Non-current liabilities
Operating lease liabilities - long term		33	91
Total non-current liabilities		33	91
Commitments and contingent liabilities
Total liabilities		6,858	6,840
Shareholders' equity
Ordinary shares no par value - Authorized: 650,000,000 shares as of June 30, 2023 and December 31, 2022; Issued and outstanding: 248,058,700 Ordinary shares as of June 30, 2023 and 232,636,700 as of December 31, 2022;	[1]	0	0
Treasury share at cost (11,640,460 Ordinary shares as of June 30, 2023 and December 31, 2022)	[1]	(1,218)	(1,218)
Additional paid in capital	[1]	103,751	101,260
Accumulated deficit	[1]	(80,542)	(63,819)
Total shareholders' equity	[1]	21,991	36,223
Total liabilities and shareholders' equity		$ 28,849	$ 43,063

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares